Note 7 - Operating Profit (Loss) (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Amortization of intangible assets	850	815	546
Depreciation of property, plant and equipment	770	638	401
Operating lease costs - land and buildings	-	-	-
Operating lease costs - motor vehicles	-	-	-
Operating lease costs - other equipment	-	-	-
Auditors' remuneration - audit fees	177	163	161
Auditors' remuneration - tax services	12	12	11
Directors’ emoluments	693	676	398
(Gain)/loss on disposal of Solar Developments	13	(769)	(1,589)